Subsequent Events (Details Textual) (USD $)		1 Months Ended
	Dec. 31, 2012	Mar. 28, 2013 Subsequent Event [Member]	Feb. 25, 2013 Subsequent Event [Member]	Feb. 25, 2013 Aqr Funds [Member]	Feb. 25, 2013 Aqr Funds [Member] Subsequent Event [Member]	Mar. 28, 2013 Aqr Funds [Member] Maximum [Member] Subsequent Event [Member]	Feb. 25, 2013 Chardan Capital Markets [Member] Subsequent Event [Member]	Mar. 28, 2013 Trust For Benefit Of Employees [Member] Subsequent Event [Member]
Debt Instrument, Face Amount	$ 210,000
Stock Issued During Period, Shares, Acquisitions					535,000
Business Acquisition, Share Price			$ 10.02		$ 10.55
Stock Issued During Period, Value, Acquisitions			5,360,700
Put Agreement Fee Per Share				$ 0.1			$ 0.2
Put Agreement Fee					53,500		107,000
Additional Put Agreement Fee Per Share					$ 0.2
Additional Put Agreement Fee					107,000
Stock Redeemed or Called During Period, Shares		3,008,955				23,014
Stock Redeemed or Called During Period, Value		30,149,729.10						6,456,366
Deferred Underwriter Fees			$ 1,022,833